Expense Example (, (Global Short Duration Credit Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Global Short Duration Credit Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 392
Expense Example, with Redemption, 3 Years	691
Expense Example, with Redemption, 5 Years	1,012
Expense Example, with Redemption, 10 Years	$ 1,920